Transactions with related parties	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Transactions with related parties

3.       Transactions with related parties:

Transactions and balances with related parties are analyzed as follows:

Balance Sheet

	December 31, 2022	December 31, 2023
Long term investment
Interchart (a)	$1,349	$1,380
Starocean (h)	202	231
CCL Pool (k)	125	125
Long term investment	$1,676	$1,736

Due from related parties
Oceanbulk Maritime and its affiliates (d)	$287	$-
Interchart (a)	3	3
Starocean (h)	34	35
Due from related parties	$324	$38

Due to related parties
Management and Directors Fees (b)	$114	$172
Oceanbulk Maritime S.A. and its affiliates (d)	-	15
Iblea Ship Management Limited (g)	1,387	1,472
Due to related parties	$1,501	$1,659

Income Statements

	Years ended December 31,
	2021	2022	2023
Voyage expenses:
Voyage expenses-Interchart (a)	$(3,870)	$(4,140)	$(4,140)
General and administrative expenses:
Consultancy fees (b)	$(535)	$(543)	$(569)
Directors compensation (b)	(183)	(185)	(201)
Office rent - Combine Marine Ltd. & Alma Properties (c )	(41)	(37)	(38)
General and administrative expenses - Oceanbulk Maritime S.A. and its affiliates (d)	(252)	(179)	(176)
Management fees:
Management fees- Augustea Technoservices Ltd. and affiliates (f)	$(6,472)	$(1,250)	$-
Management fees- Iblea Ship Management Limited (g)	(79)	(3,264)	(2,728)
Charter-in hire expenses:
Charter - in hire expenses - AOM (i)	$(4,069)	$-	$-
Equity in income of investee
Interchart (a)	$96	$59	$31
Starocean (h)	24	50	29

3.       Transactions with related parties – (continued):

a)	Interchart Shipping Inc. (or “Interchart”): The Company holds 33% of the total outstanding common shares of Interchart. The ownership interest was purchased in 2014 from an entity affiliated with family members of Company’s Chief Executive Officer. This investment is accounted for as an equity method investment and is presented within “Long term investment” in the consolidated balance sheets. The Company has entered into a services agreement with Interchart for chartering, brokering and commercial services for all of the Company’s vessels which from August 1, 2019 until October 1, 2021 provided for a monthly fee of $315 ($325 monthly fee for the remaining period in 2019) and then amended to increase the monthly fee to $345 until December 31, 2023.
b)	Management and Directors Fees: As of December 31, 2023, the Company was party to consulting agreements with companies owned and controlled by each one of its Chief Operating Officer and Co-Chief Financial Officers. Pursuant to the corresponding agreements, the Company is required to pay an aggregate base fee of $564 per year. Additionally pursuant to these agreements, these entities are entitled to receive an annual discretionary bonus, as determined by the Company’s Board of Directors in its sole discretion. In addition, non-employee directors of the Board of Directors receive an annual cash retainer of $15, each, the chairman of the audit committee receives a fee of $15 per year and each of the audit committee members receives a fee of $7.5. Lastly, each chairman of the other standing committees receives an additional $5 per year while each director is reimbursed for out-of-pocket expenses in connection with attending meetings of the board of directors or committees.
c)	Office rent: On January 1, 2012, Starbulk S.A. entered into a lease agreement for office space with Combine Marine Ltd., a company controlled by Mrs. Milena - Maria Pappas and by Mr. Alexandros Pappas, both of whom are children of the Company’s Chief Executive Officer. The lease agreement provides for a monthly rental of €2,500 (approximately $2.8, using the exchange rate as of December 31, 2023, which was $1.10 per euro) and has been extended indefinitely. In addition, on December 21, 2016, Starbulk S.A., entered into a lease agreement for office space with Alma Properties, a company controlled by Mrs. Milena - Maria Pappas. The lease agreement provides for a monthly rental of €300 (approximately $0.3, using the exchange rate as of December 31, 2023, which was $1.10 per euro) and has been extended indefinitely.
d)	Oceanbulk Maritime S.A. and its affiliates (or “Oceanbulk Maritime”): Oceanbulk Maritime is a ship management company controlled by Mrs. Milena-Maria Pappas. A company affiliated to Oceanbulk Maritime provides the Company certain financial corporate development services.
e)	Oaktree Shareholder Agreement: On July 11, 2014, the Company and Oaktree Dry Bulk Holding LLC (including affiliated funds, “Oaktree”), one of the Company’s major shareholders, entered into a shareholders agreement (the “Oaktree Shareholders Agreement”). Under the Oaktree Shareholders Agreement, Oaktree has the right to nominate four of the Company’s nine directors so long as it beneficially owns 40% or more of the Company’s outstanding voting securities. The number of directors able to be designated by Oaktree is reduced to three directors if Oaktree beneficially owns 25% or more but less than 40% of the Company’s outstanding voting securities, to two directors if Oaktree beneficially owns 15% or more but less than 25%, and to one director if Oaktree beneficially owns 5% or more but less than 15%. Oaktree’s designation rights terminate if it beneficially owns less than 5% of the Company’s outstanding voting securities.

During 2023, 20 million common shares were repurchased from Oaktree (Note 9).

The one director currently designated by Oaktree is Mr. Lau. Under the Oaktree Shareholders Agreement, with certain limited exceptions, Oaktree effectively cannot vote more than 33% of the Company’s outstanding common shares (subject to adjustment under certain circumstances).

3.       Transactions with related parties - (continued):

f)	Augustea Technoservices Ltd. and affiliates: Following the completion of the acquisition of 16 operating dry bulk vessels (the “Augustea Vessels”) from entities affiliated with Augustea Atlantica SpA and York Capital Management in an all-share transaction (the “Augustea Vessel Purchase Transaction”) on August 3, 2018, the Company appointed Augustea Technoservices Ltd., an entity affiliated with certain of the sellers of the corresponding transaction and specifically with one of the Company’s directors, Mr. Zagari, as the technical manager of certain of its vessels. Up until June 2022, the respective management agreements were progressively terminated for all the vessels managed previously by Augustea Technoservices Ltd.
g)	Iblea Ship Management Limited: In 2021 the Company appointed Iblea Ship Management Limited, an entity affiliated with one of the Company’s directors, Mr. Zagari, to provide certain management services to certain vessels, which previously were managed by Augustea Technoservices Ltd. During 2022 and 2023, the management of certain vessels managed by Iblea Shipmanagement Limited was changed to in-house.

h)	StarOcean Manning Philippines Inc. (or “Starocean”): The Company has 25% ownership interest in Starocean, a company that is incorporated and registered with the Philippine Securities and Exchange Commission, which provides crewing agency services. The remaining 75% interest is held by local entrepreneurs. This investment is accounted for as an equity method investment and is presented within “Long term investment” in the consolidated balance sheets.
i)	Augustea Oceanbulk Maritime Malta Ltd (or “AOM”): On September 24, 2019, the Company chartered-in the vessel AOM Marta, which is owned by AOM, an entity affiliated with Augustea Atlantica SpA and certain members of the Company’s Board of Directors. The agreed rate for chartering-in AOM Marta was index-linked, and she was redelivered to her owners on June 8, 2021.
j)	Short Pool: During the second quarter of 2020, the Company together with Golden Ocean Group, Bocimar International NV and Oceanbulk International S.A (collectively the “Short Pool Members”) have agreed to enter into Contracts of Affreightment (“COAs”) with major miners and commodity traders to transport dry bulk commodities at fixed freight rates (the “Short Pool”). The Short Pool Members may use their own vessels or charter-in from the market to perform the COAs. The Company no longer engages its vessels under this arrangement since 2021.
k)	Capesize Chartering Ltd. (or “CCL Pool”): On December 30, 2020 a funding of $125 that the Company had provided to Capesize Chartering Ltd, or CCL Pool, was converted to equity with the Company holding 25% ownership interest of CCL Pool, which after the exit of one of the other three shareholders as of December 31, 2021 was increased to 33%. The participation to CCL is accounted for as an equity method investment. The Company's initial investment of $125 in CCL Pool is presented within “Long-term investment” in the consolidated balance sheets. The Company’s subsequent share of results of CCL Pool was insignificant for the years ended December 31, 2021, 2022 and 2023.